Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Line of Business Financial Performance

	Wholesale Banking and Commercial Real Estate			Consumer and Small Business Banking
Year Ended December 31 (Dollars in Millions)	2012	2011	Percent Change	2012	2011	Percent Change
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,099	$2,123	(1.1)%	$4,731	$4,599	2.9%
Noninterest income	1,224	1,222	.2	3,567	2,745	29.9
Securities gains (losses), net	–	–	–	–	–	–
Total net revenue	3,323	3,345	(.7)	8,298	7,344	13.0
Noninterest expense	1,266	1,254	1.0	4,986	4,651	7.2
Other intangibles	16	16	–	52	75	(30.7)
Total noninterest expense	1,282	1,270	.9	5,038	4,726	6.6
Income before provision and income taxes	2,041	2,075	(1.6)	3,260	2,618	24.5
Provision for credit losses	1	424	(99.8)	1,160	1,391	(16.6)
Income before income taxes	2,040	1,651	23.6	2,100	1,227	71.1
Income taxes and taxable-equivalent adjustment	743	600	23.8	765	446	71.5
Net income	1,297	1,051	23.4	1,335	781	70.9
Net (income) loss attributable to noncontrolling interests	–	4	*	(1)	(1)	–
Net income attributable to U.S. Bancorp	$1,297	$1,055	22.9	$1,334	$780	71.0
Average Balance Sheet
Commercial	$45,171	$37,396	20.8%	$8,218	$7,391	11.2%
Commercial real estate	19,658	19,293	1.9	16,135	15,539	3.8
Residential mortgages	59	67	(11.9)	39,826	33,248	19.8
Credit card	–	–	–	–	–	–
Other retail	7	5	40.0	45,596	45,760	(.4)
Total loans, excluding covered loans	64,895	56,761	14.3	109,775	101,938	7.7
Covered loans	914	1,493	(38.8)	7,523	8,405	(10.5)
Total loans	65,809	58,254	13.0	117,298	110,343	6.3
Goodwill	1,604	1,604	–	3,516	3,520	(.1)
Other intangible assets	36	52	(30.8)	1,787	2,043	(12.5)
Assets	71,698	64,088	11.9	134,372	124,399	8.0
Noninterest-bearing deposits	31,102	25,183	23.5	20,510	17,941	14.3
Interest checking	10,343	12,687	(18.5)	29,947	26,620	12.5
Savings products	9,362	9,371	(.1)	43,431	40,555	7.1
Time deposits	17,161	14,523	18.2	23,838	24,446	(2.5)
Total deposits	67,968	61,764	10.0	117,726	109,562	7.5
Total U.S. Bancorp shareholders’ equity	6,440	5,582	15.4	11,279	9,433	19.6
*	Not meaningful
Wealth Management and Securities Services			Payment Services			Treasury and Corporate Support			Consolidated Company
2012	2011	Percent Change	2012	2011	Percent Change	2012	2011	Percent Change	2012	2011	Percent Change

$354	$355	(.3)%	$1,548	$1,354	14.3%	$2,237	$1,917	16.7%	$10,969	$10,348	6.0%
1,122	1,052	6.7	3,192	3,242	(1.5)	229	530	(56.8)	9,334	8,791	6.2
–	–	–	–	–	–	(15)	(31)	51.6	(15)	(31)	51.6
1,476	1,407	4.9	4,740	4,596	3.1	2,451	2,416	1.4	20,288	19,108	6.2
1,152	1,082	6.5	1,836	1,776	3.4	942	849	11.0	10,182	9,612	5.9
40	36	11.1	166	172	(3.5)	–	–	–	274	299	(8.4)
1,192	1,118	6.6	2,002	1,948	2.8	942	849	11.0	10,456	9,911	5.5
284	289	(1.7)	2,738	2,648	3.4	1,509	1,567	(3.7)	9,832	9,197	6.9
15	7	*	695	508	36.8	11	13	(15.4)	1,882	2,343	(19.7)
269	282	(4.6)	2,043	2,140	(4.5)	1,498	1,554	(3.6)	7,950	6,854	16.0
98	102	(3.9)	744	779	(4.5)	110	139	(20.9)	2,460	2,066	19.1
171	180	(5.0)	1,299	1,361	(4.6)	1,388	1,415	(1.9)	5,490	4,788	14.7
–	–	–	(38)	(40)	5.0	196	121	62.0	157	84	86.9
$171	$180	(5.0)	$1,261	$1,321	(4.5)	$1,584	$1,536	3.1	$5,647	$4,872	15.9

$1,347	$1,068	26.1%	$5,962	$5,640	5.7%	$132	$121	9.1%	$60,830	$51,616	17.9%
587	576	1.9	–	–	–	125	106	17.9	36,505	35,514	2.8
399	386	3.4	–	–	–	6	10	(40.0)	40,290	33,711	19.5
–	–	–	16,653	16,084	3.5	–	–	–	16,653	16,084	3.5
1,524	1,535	(.7)	810	898	(9.8)	1	1	–	47,938	48,199	(.5)
3,857	3,565	8.2	23,425	22,622	3.5	264	238	10.9	202,216	185,124	9.2
11	12	(8.3)	5	5	–	4,705	6,388	(26.3)	13,158	16,303	(19.3)
3,868	3,577	8.1	23,430	22,627	3.5	4,969	6,626	(25.0)	215,374	201,427	6.9
1,473	1,463	.7	2,360	2,362	(.1)	–	–	–	8,953	8,949	–
171	184	(7.1)	690	791	(12.8)	4	5	(20.0)	2,688	3,075	(12.6)
6,528	6,008	8.7	29,576	27,936	5.9	100,675	95,833	5.1	342,849	318,264	7.7
14,511	9,688	49.8	643	673	(4.5)	475	371	28.0	67,241	53,856	24.9
3,950	3,199	23.5	1,192	320	*	1	1	–	45,433	42,827	6.1
23,505	21,637	8.6	39	30	30.0	133	180	(26.1)	76,470	71,773	6.5
5,090	5,548	(8.3)	–	–	–	477	186	*	46,566	44,703	4.2
47,056	40,072	17.4	1,874	1,023	83.2	1,086	738	47.2	235,710	213,159	10.6
2,232	2,081	7.3	5,686	5,280	7.7	11,974	9,824	21.9	37,611	32,200	16.8